14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2024	2023	2022

Net loss	$ (46,630)	$ (56,781)	$ (329,789)

Expected income tax recovery	$ (13,000)	$ (15,000)	$ (89,000)
Effect of foreign tax rate	(5,000)	(18,000)	(10,000)
Deductible and non-deductible items	-	(5,000)	(38,000)
True up of prior year amounts	(1,867,000)	(235,000)	-
Unrecognized benefit of non-capital losses	1,885,000	273,000	137,000

	$ -	$ -	$ -